CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (71.2)	$ 6.8	$ 17.4	$ (998.6)	$ (160.1)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	48.7	48.6	190.1	192.0	185.0
Amortization	6.3	5.9	19.1	17.0	15.5
Deferred income taxes	0.5	(4.4)	(7.3)	771.2	(92.7)
Income taxes of noncontrolling interests			0	17.6	(2.8)
Contributions to pension trust	(41.3)	(30.0)	(181.1)	(170.2)	(170.0)
Pension and OPEB expense (income)	(25.7)	(15.9)	(68.6)	(35.3)	(36.0)
Pension corridor charges			0	157.3	268.1
Other operating items, net			9.4	(1.9)	9.0
Change in assets and liabilities:
Other assets			(4.7)	(4.2)	(13.1)
Pension obligations			(10.0)	(6.7)	(3.2)
Postretirement benefit obligations	(18.6)	(18.1)	(63.4)	(64.1)	(75.5)
Other liabilities			0.5	0.4	(17.4)
Other operating items, net	(5.1)	6.4
Net cash flows from operating activities	(125.0)	(7.0)	(110.2)	(270.8)	(180.5)
Cash flows from investing activities:
Capital investments	(13.8)	(16.5)	(63.6)	(64.1)	(296.1)
Investments in acquired businesses			(50.0)	(60.6)	(125.4)
Other investing items, net	6.8	0.8	15.1	6.1	1.3
Net cash flows from investing activities	(7.0)	(15.7)	(98.5)	(118.6)	(420.2)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	150.0	0	90.0	(250.0)	250.0
Proceeds from issuance of long-term debt			31.9	873.3	0
Redemption of long-term debt	(0.2)	(0.2)	(27.4)	(74.0)	(0.7)
Purchase of treasury stock	(0.9)	(0.6)
Proceeds from issuance of common stock			0	96.4	0
Debt issuance costs	(3.3)	(1.5)	(3.4)	(22.3)	(10.1)
Common stock dividends paid			0	(11.0)	(22.0)
SunCoke Middletown advances from (distributions to) noncontrolling interest owners			(64.8)	(36.6)	210.7
SunCoke Middletown distributions to noncontrolling interest owners	(27.8)	(9.1)
Other financing items, net	0	(1.1)	0.7	(1.4)	(2.0)
Net cash flows from financing activities	117.8	(12.5)	27.0	574.4	425.9
Net increase (decrease) in cash and cash equivalents	(14.2)	(35.2)	(181.7)	185.0	(174.8)
Cash and cash equivalents, beginning of year	45.3	227.0	227.0	42.0	216.8
Cash and cash equivalents, end of year	31.1	191.8	45.3	227.0	42.0
Middletown, Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Contributions to retirees VEBAs			(30.8)	(31.7)	(87.6)
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	45.1	45.1	176.1	178.4	183.6
Change in assets and liabilities:
Changes in working capital	(14.1)	(9.6)
Accounts receivable			(51.1)	94.2	(81.3)
Inventories			16.4	(182.8)	55.1
Accounts payable and other current liabilities			48.7	(20.6)	35.8
Cash flows from investing activities:
Capital investments	(13.8)	(15.5)	(60.0)	(45.5)	(101.1)
SunCoke Middletown [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation			14.0	13.6	1.4
Change in assets and liabilities:
Accounts receivable			1.0	0.3	0.5
Inventories			6.2	(4.5)	(23.8)
Accounts payable and other current liabilities			(2.0)	(0.2)	14.0
Cash flows from investing activities:
Capital investments			(3.6)	(18.6)	(195.0)
Cash flows from financing activities:
SunCoke Middletown advances from (distributions to) noncontrolling interest owners			(64.8)	(36.6)	210.7
SunCoke Middletown [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	3.6	3.5
Change in assets and liabilities:
Changes in working capital	(4.5)	3.3
Net cash flows from operating activities	14.0	23.7	82.6	55.2	(15.7)
Cash flows from investing activities:
Capital investments	0	(1.0)
Cash flows from financing activities:
SunCoke Middletown distributions to noncontrolling interest owners	(27.8)	(9.1)
Cash and cash equivalents, beginning of year	14.2	0	0
Cash and cash equivalents, end of year	$ 0.4		$ 14.2	$ 0